Derivative instruments and hedging activities (Narrative) (Details)	3 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2015 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] USD ($)	Mar. 31, 2015 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] EUR (€)	Dec. 31, 2014 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] USD ($)	Mar. 31, 2015 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Designated as Hedging Instrument [Member] Cash Flow Hedge [Member] USD ($)	Dec. 31, 2014 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Designated as Hedging Instrument [Member] Cash Flow Hedge [Member] USD ($)	Mar. 31, 2015 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Not Designated as Hedging Instrument [Member] USD ($)	Mar. 31, 2015 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Not Designated as Hedging Instrument [Member] ILS	Dec. 31, 2014 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Not Designated as Hedging Instrument [Member] USD ($)
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount			$ 46,050,000	€ 39,400,000	$ 45,000,000
Liability derivatives - Notional amount						38,794,000	38,426,000	12,686,000	46,100,000	18,424,000
Gain (loss) on derivative instrument	4,200,000	(1,000,000)
Fair value adjustments on derivatives designated as cash flow hedges	$ 380,000	$ (128,000)